Movement of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 92,072	$ 117,288	$ 6,226
Additions	50,234	52,349	108,925
Reversal of allowance for doubtful accounts	(3,953)	(61,994)	(835)
Amount written-off against allowance	0	(1,113)	0
Transfer to assets classified as held for sale	0	(14,655)	0
Foreign currency exchange rate effect	1,163	197	2,972
Ending balance	$ 139,516	$ 92,072	$ 117,288